Financial Instruments - Additional Information (Details) $ in Thousands		12 Months Ended
	Dec. 01, 2024 CAD ($)	Mar. 31, 2026 CAD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2026 USD ($)	May 31, 2025 CAD ($)	May 31, 2025 USD ($)	Mar. 31, 2024 CAD ($)	Oct. 27, 2022 CAD ($)	Oct. 27, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Reasonably decrease in interest rates of borrowings		1.00%
Reasonably increase in interest rates of borrowings		1.00%
Unused capacity on facility		$ 53,738,000	$ 62,271,000
Contingent consideration		2,704,000	5,359,000
Liabilities arising from financing activities		126,785,000	115,278,000				$ 121,464,000
Contingent consideration
Disclosure of detailed information about financial instruments [line items]
Liabilities arising from financing activities			$ 5,359,000				$ 4,082,000
XRM Vision Inc. (a)
Disclosure of detailed information about financial instruments [line items]
Contingent consideration, achieving growth above gross margin, term	12 months
Contingent consideration, future financial performance, consecutive period	12 months
Contingent consideration, future financial performance, period	18 months
Contingent consideration	$ 9,759,000	5,104,000
XRM Vision Inc. (a) | Minimum
Disclosure of detailed information about financial instruments [line items]
Potential impact on results, increase (decrease) in earnings		10,500,000
XRM Vision Inc. (a) | Maximum
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	12,000,000
Potential impact on results, increase (decrease) in earnings		0
XRM Vision Inc. (a) | Purchase consideration | Minimum
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	0
XRM Vision Inc. (a) | Purchase consideration | Maximum
Disclosure of detailed information about financial instruments [line items]
Contingent consideration	$ 10,500,000
eVerge Intersts, Inc.
Disclosure of detailed information about financial instruments [line items]
Contingent consideration		2,534,000			$ 4,815,000
eVerge Intersts, Inc. | Minimum
Disclosure of detailed information about financial instruments [line items]
Potential impact on results, increase (decrease) in earnings		569,000		$ 472
eVerge Intersts, Inc. | Maximum
Disclosure of detailed information about financial instruments [line items]
Potential impact on results, increase (decrease) in earnings		$ 5,889,000		$ 4,228
eVerge Intersts, Inc. | Purchase consideration | Maximum
Disclosure of detailed information about financial instruments [line items]
Contingent consideration					$ 6,458,000	$ 4,700
Canadian Dollars/USD Exchange Rate
Disclosure of detailed information about financial instruments [line items]
Change in exchange rate to foreign currencies		5.00%	11.00%
Credit Facility
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity		$ 140,000,000						$ 2,786,000	$ 2,000